Non-current Assets - Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 172,575,140	$ 174,853,351
Land | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	1,590,565	1,788,207
Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	35,055,734	37,114,459
Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	40,989,895	47,712,041
Buildings | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	(5,934,161)	(10,597,582)
Leasehold improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	327,634	155,132
Leasehold improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	2,006,077	1,430,580
Leasehold improvements | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	(1,678,443)	(1,275,448)
Machinery and equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	12,164,556	13,685,268
Machinery and equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	21,256,107	27,740,763
Machinery and equipment | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	(9,091,551)	(14,055,495)
Construction work in progress | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 123,436,651	$ 122,110,285